RELATED PARTIES	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTIES
NOTE 13 – RELATED PARTIES

a.	Related parties include the controlling shareholder and companies under his control, the board of directors and the executive officers of the Company.

b.	As to options granted to executive officers, see note 6.

c.
As of January 1, 2025, Mr. Mori Arkin, the Company’s Executive Chairman and controlling shareholder, has served as the interim CEO of the Company. Mr. Arkin will not be entitled to any compensation for assuming this position.